Transactions with Related Party (Details)	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 16, 2017 $ / d	Sep. 30, 2017 USD ($)	Dec. 31, 2016 $ / d
Related Party [Abstract]
Due from related party	$ 263,079		$ 96,264
Pavimar S.A. [Member] | Management Agreement [Member]
Related Party [Abstract]
Fixed daily fee for services | $ / d		320		250
Notice period to terminate agreement	2 months
Payment period if agreement is terminated	3 months
Number of months of working capital included in advance payment	1 month
Due from related party	$ 263,079		$ 96,264